Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Numerator:
Net (loss) income	$ (18,686)	$ 14,095	$ 7,075
Net loss from continuing operations	$ (18,305)	$ (21,995)	$ (8,859)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Income per common share	$ (1.04)	$ 0.78	$ 0.39
Loss per common share	$ (1.02)	$ (1.22)	$ (0.49)
Numerator:
Net (loss) income	$ (18,686)	$ 14,095	$ 7,075
Net loss	$ (18,305)	$ (21,995)	$ (8,859)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,961
Dilutive effect of stock options and warrants	0	432	457
Weighted-average common shares outstanding - diluted	17,961	18,393	18,418
Diluted (loss) income per common share	$ (1.04)	$ 0.77	$ 0.38
Diluted loss per common share	$ (1.02)	$ (1.20)	$ (0.48)

[1]	Recast (refer to note 1)